LEASES - Net Value of Leased Assets (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)
Sale Leaseback Transaction [Line Items]
Equipment	¥ 15,224,122,927		¥ 12,899,352,492
Less: accumulated depreciation	(3,968,429,679)		(3,497,199,736)
Net Value	11,718,901,678	$ 1,726,007,670	¥ 10,208,204,549
Leased Assets [Member]
Sale Leaseback Transaction [Line Items]
Equipment	1,205,095,633			¥ 1,510,944,643
Less: accumulated depreciation	(263,262,138)			(251,231,428)
Net Value	¥ 941,833,495			¥ 1,259,713,215